Pension and Other Postretirement Benefits - Schedule of Amounts Included in Aocl and Regulatory Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive loss, net of tax	$ (48)	$ (63)
Pension Benefits [Member]
Accumulated other comprehensive loss, net of tax	$ 32	$ 24